MASSMUTUAL SELECT FUNDS

Supplement dated November 1, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective November 1, 2017, the following information supplements the information found on page 59 for the Growth Opportunities Fund under the heading Portfolio Managers in the section titled Management:

Thomas H. Trentman, CFA is a Portfolio Manager and Research Analyst at Sands Capital. He has managed the Fund since November 2017.

Effective November 1, 2017, the following information supplements similar information found on page 140 for Sands Capital Management, LLC (“Sands Capital”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Thomas H. Trentman, CFA

is a portfolio manager of a portion of the Growth Opportunities Fund. Mr. Trentman, Portfolio Manager and Research Analyst, has been with Sands Capital since 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-17-11

MASSMUTUAL SELECT FUNDS

MassMutual Select Growth Opportunities Fund

Supplement dated November 1, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective November 1, 2017, the following information supplements the information found under the heading Portfolio Managers in the section titled Management:

Thomas H. Trentman, CFA is a Portfolio Manager and Research Analyst at Sands Capital. He has managed the Fund since November 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GO 17-01

MASSMUTUAL SELECT FUNDS

Supplement dated November 1, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective November 1, 2017, the following information replaces similar information for Sands Capital Management, LLC (“Sands Capital”) related to the Growth Opportunities Fund found on page B-337 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Growth Opportunities Fund are Frank M. Sands, Wesley A. Johnston, A. Michael Sramek, and Thomas H. Trentman.

Effective November 1, 2017, the following information supplements similar information for Sands Capital related to the Growth Opportunities Fund found on page B-337 in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

Discloses other accounts for which a portfolio manager or Management Team Member was jointly and primarily responsible for the day-to-day management as of September 30, 2017.

The Investment Team at Sands Capital creates a model portfolio to which all client portfolios are managed.

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Thomas H. Trentman
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	4	$384.8 million	0	$0

*	The information provided is as of September 30, 2017.
**	Does not include the Growth Opportunities Fund.

Ownership of Securities:

As of September 30, 2017, Mr. Trentman did not own any shares of the Growth Opportunities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-17-09